Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 15 – FAIR VALUE MEASUREMENT

The Company’s financial assets measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024 and 2023:

	December 31, 2024
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,301	$3,301	$-	$-
Short term deposits	20,195	20,195	-	-
Restricted cash	430	430	-	-
Total financial assets	$23,926	$23,926	$-	$-

	December 31, 2023
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$813	$813	$-	$-
Short term deposits	26,507	26,507	-	-
Restricted cash	413	413	-	-
Total financial assets	$27,733	$27,733	$-	$-